FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Current deferred consideration	$ 84	$ 1,148
Interest rate swaps	72	54
Foreign currency forward contracts	31	76
Other financial liabilities	203	232
Total current financial liabilities	390	1,510
Non-current:
Interest rate swaps	20	160
Foreign currency forward contracts	6	22
Deferred consideration	0	6
Other financial liabilities	1,651	1,542
Total non-current financial liabilities	$ 1,677	$ 1,730
Deferred consideration, annual interest accrual	3.35%